Share Capital and Per Share Amounts (Tables)	9 Months Ended
Sep. 30, 2026
Share Capital and Per Share Amounts [Abstract]
Schedule of Common Share Capital	The following table summarizes the changes to the Company’s common share capital:

	Shares (‘000)	Amount
Balance, January 1, 2025	69,718	$164,402
Issued on exercise of share units(1)	542	2,561
Issued on rights offering(2)	55,147	298,653
Share issue costs, net of tax	-	(2,681)
Balance, December 31, 2025	125,407	$462,935
Issued on exercise of share units(1)	22	168
Issued on rights offering	114,985	774,285
Share issue costs, net of tax	-	(1,332)
Balance, September 30, 2026	240,414	$1,236,056

(1)	Differences in the number of exercised units compared to those disclosed in stock-based compensation and the value recognized in contributed surplus relate to withholding taxes on issuances (Note 13).
(2)	On December 19, 2025, Greenfire completed a rights offering of its common shares to its shareholders.

Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table summarizes the Company’s basic and diluted net income (loss) per share:

	Three months ended September 30		Nine months ended September 30
(thousands of shares, except per share information)	2026	2025	2026	2025
Weighted average shares outstanding - basic	143,119	70,253	134,325	70,083
Weighted average share units outstanding	32	-	32	95
Weighted average anti-dilutive share units	(32)	-	(32)	-
Weighted average shares outstanding - diluted	143,119	70,253	134,325	70,178
Basic and diluted net income (loss) per share	$(0.15)	$(0.12)	$(0.30)	$0.80

Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”)

A summary of the outstanding Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”), collectively the share units, is as follows:

(thousands of units)	RSUs	PSUs	Total
Balance, January 1, 2026	84	249	333
Exercised(1)	(39)	-	(39)
Forfeited / Expired	(13)	(109)	(122)
Balance, September 30, 2026	32	140	172

(1)	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 13).